Commitment And Contingencies	12 Months Ended
Dec. 31, 2013
Commitment And Contingencies [Abstract]
Commitment And Contingencies

Note 21—Commitments and Contingencies

In the normal course of business, the Bank has commitments under credit agreements to lend to customers as long as there is no material violation of any condition established in the contracts. These commitments generally have fixed expiration dates or other termination clauses and may require payments of fees. Because many of the commitments may expire without being completely drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Additionally, the Bank issues letters of credit, which are conditional commitments to guarantee the performance of customers to third parties. The credit risk involved in issuing letters of credit is the same as that involved in extending loans to customers.

The following table presents unfunded commitments outstanding as of the dates stated:

	December 31, 2013	December 31, 2012
Commercial lines of credit	$69,286	$57,681
Commercial real estate	49,148	28,566
Residential real estate	7,183	7,130
Consumer	481	710
Letters of credit	6,796	2,308
Loans held for sale	5,637	25,133
Total commitments	$138,531	$121,528

The company has entered into non-cancelable agreements to lease four of its facilities with remaining terms of three to six years. The following table presents the future minimum annual commitments under non-cancelable leases in effect at December 31, 2013 for the periods stated:

Year	Commitment
2014	$927
2015	971
2016	718
2017	560
2018	522
Thereafter	229
Total lease commitments	$3,927

In addition, the Bank has  a commitment to invest in a limited partnership that operates as a small business investment company. As of December 31, 2013, the Bank had invested $300 thousand. An additional $700 thousand will be funded at the request of the general partner of the partnership.

Rent expense under operating leases for banking facilities was $893 thousand and $949 thousand for the years ended December 31, 2013 and 2012, respectively.